Commitments and Contingencies - Legal Proceedings (Details) - USD ($) $ in Millions	Jan. 31, 2021	Dec. 31, 2020
Commitments and Contingencies.
Settlement of legal proceeding	$ 4.0	$ 4.0
Insurance receivable		$ 4.0